SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefits (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Employee benefits
Employer contribution (as a percent)	28.00%
Maximum
Employee benefits
Employer contribution (as a percent)	49.00%